UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2008

Check here if Amendment                [_];  Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.
Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880

Form 13F File Number:      028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member
Phone:    (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan            Westport, Connecticut         February 13, 2009
---------------------     ------------------------------   ---------------------
     [Signature]                  [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $268,074
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number               Name
1.     028-10545                          Addison Clark Fund, L.P.
2.     028-10547                          Addison Clark Offshore Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                   Addison Clark Management, L.L.C.
                                                          September 30, 2008


COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6         COLUMN 7    COLUMN 8

                                                        MARKET
                             TITLE OF        CUSIP       VALUE             SH/ PUT/  INVESTMENT        OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS           NUMBER     (x1000)  AMOUNT    PRN CALL  DISCRETION        MNGRS  SOLE       SHARED NONE
--------------               -----           ------     -------  ------    --- ----  ----------        -----  ----       ------ ----

AMERISTAR CASINOS INC        COM             03070Q101  13,934   1,612,683 SH        Shared - Defined  1,2    1,612,683  0      0
ASCENT MEDIA CORP            COM SER A       043632108   4,813     220,368 SH        Shared - Defined  1,2      220,368  0      0
AWARE INC MASS               COM             05453N100   2,060   1,101,635 SH        Shared - Defined  1,2    1,101,635  0      0
BALLY TECHNOLOGIES INC       COM             05874B107  17,416     724,759 SH        Shared - Defined  1,2      724,759  0      0
BANKUNITED FINL CORP         CL A            06652B103       6      34,700     PUT   Shared - Defined  1,2       34,700  0      0
BARRICK GOLD CORP            COM             067901108  10,984     298,723 SH        Shared - Defined  1,2      298,723  0      0
CENVEO INC                   COM             15670S105   1,560     350,587 SH        Shared - Defined  1,2      350,587  0      0
CONTANGO OIL & GAS COMPANY   COM NEW         21075N204  10,147     180,223 SH        Shared - Defined  1,2      180,223  0      0
CRESUD SA COMERCIAL          W EXP 05/22/201 P3311R192      91     906,707 SH        Shared - Defined  1,2      906,707  0      0
CROWN CASTLE INTL CORP       COM             228227104  12,327     701,173 SH        Shared - Defined  1,2      701,173  0      0
DISCOVERY COMMUNICATNS NEW   COM SER C       25470F302  15,461   1,154,663 SH        Shared - Defined  1,2    1,154,663  0      0
EL PASO CORP CMN             COM             28336L109   3,915     500,000 SH        Shared - Defined  1,2      500,000  0      0
EXPEDIA INC DEL              COM             30212P105   5,199     631,003 SH        Shared - Defined  1,2      631,003  0      0
FULL HOUSE RESORTS INC       COM             359678109     991     885,267 SH        Shared - Defined  1,2      885,267  0      0
GENERAL MTRS CORP            COM             370442105     158      49,400     PUT   Shared - Defined  1,2       49,400  0      0
INTL GAME TECHNOLOGY CMN     COM             459902102   5,955     500,839 SH        Shared - Defined  1,2      500,839  0      0
ISLE OF CAPRIS CASINOS INC   COM             464592104   7,372   2,303,852 SH        Shared - Defined  1,2    2,303,852  0      0
LINCARE HLDGS INC            COM             532791100  21,580     801,340 SH        Shared - Defined  1,2      801,340  0      0
MCCORMICK & CO INC           COM NON VTG     579780206   9,574     300,502 SH        Shared - Defined  1,2      300,502  0      0
NEWFIELD EXPL CO             COM             651290108   5,143     260,386 SH        Shared - Defined  1,2      260,386  0      0
NOVO-NORDISK A S             ADR             670100205  13,384     260,435 SH        Shared - Defined  1,2      260,435  0      0
ODYSSEY HEALTHCARE INC       COM             67611V101   8,285     895,717 SH        Shared - Defined  1,2      895,717  0      0
ORBITZ WORLDWIDE INC         COM             68557K109   2,509     646,543 SH        Shared - Defined  1,2      646,543  0      0
PINNACLE ENTMT INC           COM             723456109  29,343   3,820,693 SH        Shared - Defined  1,2    3,820,693  0      0
PLAINS EXPL& PRODTN CO       COM             726505100  13,735     590,989 SH        Shared - Defined  1,2      590,989  0      0
SHERWIN WILLIAMS CO          COM             824348106   6,478     108,418 SH        Shared - Defined  1,2      108,418  0      0
ULTRA PETROLEUM CORP         COM             903914109  13,481     390,654 SH        Shared - Defined  1,2      390,654  0      0
VALEANT PHARMACEUTICALS INTL COM             91911X104   6,881     300,502 SH        Shared - Defined  1,2      300,502  0      0
WILLIAMS COS INC DEL         COM             969457100  11,611     801,892 SH        Shared - Defined  1,2      801,892  0      0
WOLVERINE WORLD WIDE INC     COM             978097103   9,484     450,754 SH        Shared - Defined  1,2      450,754  0      0
WYNDHAM WORLDWIDE CORP       COM             98310W108   4,197     640,706 SH        Shared - Defined  1,2      640,706  0      0


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